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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2012

Check here if Amendment [_]; Amendment Number: __________________

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Windham Capital Management, LLC
Address: 200 Clarendon St, 26(th) Floor
         Boston, MA 02116

13F File Number: 28-14140

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Charles Cutrell
Title:   Managing Partner
Phone:   (617)419-3911

Signature, Place, and Date of Signing:

  /s/ Charles Cutrell             Boston, MA                 02/11/2013
_______________________    ________________________    _______________________
      [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total: 32

Form 13F Information Table Value Total: $1,011,806,193

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                          FORM 13F INFORMATION TABLE

COLUMN 1                  COLUMN 2       COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
--------               ----------------- ---------- ---------- ------------------- ---------- -------- -----------------------
                                                      VALUE     SHRS OR    SH/PUT  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE   SHARED   NONE
--------------         ----------------- ---------- ---------- ---------- -------- ---------- -------- ------- ------ --------
iShares Tr MSCI EAFE
 Value Index           MSCI VAL IDX      464288877     334.546       6878    SH       SOLE                 312            6566
ISHARES TR US PFD
 STK IDX               US PFD STK IDX    464288687     285.700       7211    SH       SOLE                 658            6553
Vanguard Intl Equity
 Index Fund All World  ALLWRLD EX US     922042775     387.034    8459.77    SH       SOLE                   0         8459.77
Vanguard Bond Index
 Fund Inc Short Term
 Bo                    SHORT TRM BOND    921937827     896.271   11066.44    SH       SOLE                   0        11066.44
iShares Tr Barclays 1-
 3Yr Cr                BARCLYS 1-3YR CR  464288646    2560.119   24271.13    SH       SOLE                   0        24271.13
SPDR Series Trust DB
 Int Govt ETF          DB INT GVT ETF    78464a490    3585.569   56430.11    SH       SOLE                3380        53050.11
PIMCO ETF TR 1-5 US
 TIP IDX               1-5 US TIP IDX    72201R205    3567.903   65998.95    SH       SOLE                4924        61074.95
Vanguard Index Funds
 Value ETF             VALUE ETF         922908744    3962.392   67387.62    SH       SOLE                3807        63580.62
iShares Tr S&P Natl
 Muni Bond             S&P NTL AMTFREE   464288414    7886.431    71280.1    SH       SOLE                5180         66100.1
iShares Tr iBoxx Inv
 Grade Corp Bond       IBOXX INV CPBD    464287242   10634.101   87892.39    SH       SOLE               62416        25476.39
VANGUARD INTL
 EQTY IDX GLB EX
 US ETF                GLB EX US ETF     922042676    5784.260  105111.03    SH       SOLE                6389        98722.03
MARKET VECTORS
 ETF TR EM LC
 CURR DBT              EM LC CURR DBT    57060U522    3036.520  110620.05    SH       SOLE                7235        103385.1
iShares Tr Barclays
 TIPS Bond             BARCLYS TIPS BD   464287176   13829.410  113906.68    SH       SOLE               63496        50410.68
SPDR SER TR CAP S/
 T HI YLD              SHT TRM HGH YLD   78468r408    4299.610  140740.08    SH       SOLE                7160        133580.1
SPDR Series Trust
 Barclays Muni ETF     NUVN BRCLY MUNI   78464a458    6986.549  288223.99    SH       SOLE               23686          264538
Vanguard Bond Index
 Fund Inc Total Bond
 Mk                    TOTAL BND MRKT    921937835   27948.952  332606.83    SH       SOLE              223993        108613.8
SPDR Series Trust
 Barclays Intl ETF     BRCLYS INTL ETF   78464a516   23122.480  378994.92    SH       SOLE              196098        182896.9
Vanguard Index Funds
 Mid Cap ETF           MID CAP ETF       922908629   31770.226  385373.92    SH       SOLE              326582        58791.92
SPDR Series Trust
 Barclays High Yield
 Bond                  BRCLYS YLD ETF    78464a417   15810.908  388378.98    SH       SOLE              281589          106790
SPDR Series Trust
 Barclays Short Term
 Muni                  NUVN BR SHT MUNI  78464a425   11681.709  480531.02    SH       SOLE               39729          440802
JPMorgan Chase & Co
 Alerian ML ETN        ALERIAN ML ETN    46625h365   20152.040     523974    SH       SOLE              399620          124354
Vanguard Index Funds
 REIT ETF              REIT ETF          922908553   41012.875  623295.98    SH       SOLE              470533          152763
PowerShares Global
 ETF Trust Sovereign
 Deb                   SOVEREIGN DEBT    73936t573   22324.270  709923.99    SH       SOLE              491870          218054
SPDR Index Funds DJ
 Intl Real Estate ETF  DJ INTL RL ETF    78463x863   29628.430  716527.94    SH       SOLE              635192        81335.94
Vanguard Intl Equity
 Index Fund FTSE
 Small                 FTSE SMCAP ETF    922042718   69375.460  763290.35    SH       SOLE              637642        125648.4
Vanguard Index Funds
 Small Cap ETF         SMAll CAP ETF     922908751   73931.466  913862.37    SH       SOLE              806044        107818.4
Barclays Bank PLC DJ
 UBS Commodity
 ETN                   DJUBS CMDT ETN36  06738c778   49721.390    1202452    SH       SOLE              914314          288138
PowerShares DB
 Commodity Index
 Track                 UNIT BEN INT      73935s105   40209.578    1447429    SH       SOLE             1234905          212524
Vanguard Index Funds
 Stock Mkt ETF         STK MRK ETF       922908769  188537.069 2572831.18    SH       SOLE             2094105        478726.2
Vanguard Intl Equity
 Index Fund Emerg
 Mkt                   EMR MKT ETF       922042858  119108.516 2674792.63    SH       SOLE             2218320        456472.6
Vanguard Tax-Managed
 Fund Europe Pac ETF   EUROPE PAC ETF    921943858  179188.246 5086240.32    SH       SOLE             4116595        969645.3
iShares Tr High Yield
 Corp                  HIGH YLD CORP     464288513     246.163       2637    SH       SOLE                 236            2401
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